VIA EDGAR TRANSMISSION


May 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account One ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-04296)
     (Central Index Key 0000885135)

     FILE NUMBER       PRODUCT NAME
     033-32569         ICAP II

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statement, Registrant hereby certifies that:

(1) The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or amendment filed with the Securities and Exchange Commission, and

(2) The text of the most recent Registration Statement or amendment has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel